Investment Strategy	May 06, 2026
Leverage Shares 2X Long STX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Seagate Technology Holdings plc is a global provider of data storage technology and solutions. The Company designs, manufactures, and sells hard disk drives (HDDs) for use in data centers, enterprise applications, and client computing environments. Its products are primarily used by cloud service providers, original equipment manufacturers (OEMs), and distributors to store and manage growing volumes of digital data, with a focus on delivering high-capacity, cost-efficient storage solutions that support data center growth and data-intensive workloads. The common stock of Seagate Technology Holdings plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-31560 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long SNDK Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Sandisk Corporation is a global developer and supplier of flash-based data storage solutions. The company designs and sells NAND flash memory, solid state drives (SSDs), and embedded storage products used in consumer devices, mobile phones, client and enterprise computing systems, and cloud infrastructure. The common stock of Sandisk Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-42420 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long WDC Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Western Digital Corporation is a developer, manufacturer, and provider of data storage devices and solutions that enable the creation, management, and preservation of digital content across a wide range of applications. It focuses primarily on hard disk drives (HDDs), which are used in cloud infrastructure, enterprise data centers, and client devices, and provides storage solutions designed to address growing global demand for data driven by cloud computing, artificial intelligence, and digital transformation. The common stock of Western Digital Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-08703 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long TXN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductors equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Texas Instruments Inc. is a global semiconductor company that designs, manufactures, and sells analog and embedded processing chips used in electronic systems. The common stock of Texas Instruments Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-03761 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long COHR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Coherent Corporation develops, manufactures, and sells engineered materials, optoelectronic components, and photonic systems that enable applications in communications, semiconductor manufacturing, and industrial processing. Its products include semiconductor materials and devices, optical components and modules, and laser systems used in optical networking, semiconductor equipment, and industrial applications. The common stock of Coherent Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39375 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long CIEN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Ciena Corporation provides networking systems, software, and services that enable high-speed data transmission over optical and packet-based networks. Its solutions are used by service providers and enterprises to increase network capacity and manage large volumes of data traffic across fiber optic networks. The common stock of Ciena Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-36250 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long CAT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Caterpillar Inc. is a global manufacturer of construction and mining equipment, diesel and natural gas engines, industrial gas turbines, and diesel-electric locomotives. It also provides financing and related services through its financial products segment to support the purchase and leasing of its equipment. The common stock of Caterpillar Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-768 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long SAP Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

SAP SE provides enterprise application software and related services that help organizations manage business operations and customer relationships. Its solutions enable customers to run core business processes, including finance, supply chain, procurement, human resources, and analytics, and are increasingly delivered through cloud-based subscription offerings. The common stock of SAP SE is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-14251 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund will enter into swap agreements and options contracts based on the Underlying Security, which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long HON Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Honeywell International, Inc. is a global technology and manufacturing company that develops and provides aerospace systems, industrial automation solutions, building technologies, and energy and sustainability products and software. Its offerings include aircraft components and avionics, process control systems and industrial software, building management and safety systems, and advanced materials used in energy and industrial applications. The common stock of Honeywell International, Inc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-8974 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long AG Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the materials industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

First Majestic Silver is a mining company focused on the acquisition, exploration, development, and production of mineral properties, with a primary focus on silver and gold. The company owns and operates producing mines and processing facilities, primarily in Mexico, and generates revenue through the sale of silver, gold, and other byproducts. The common stock of First Majestic Silver Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-34984 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long TMC Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the materials industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Metals Company Inc. is an exploration and development company focused on the collection and processing of polymetallic nodules from the deep ocean seabed. These nodules contain critical battery metals, including nickel, cobalt, copper, and manganese, which are used in electric vehicles, energy storage, and other clean energy technologies. The common stock of The Metals Company Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39281 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long NXPI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductors equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

NXP Semiconductors N.V. is a broad portfolio of semiconductor products—such as microcontrollers, processors, connectivity chipsets, analog and interface devices, RF power, security controllers, and sensors—used primarily in automotive and industrial applications. The common stock of NXP Semiconductors N.V. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-34841 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long CDNS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Cadence Design Systems, Inc. provides electronic design automation (EDA) software, hardware systems, and semiconductor intellectual property used by customers to design, simulate, verify, and manufacture integrated circuits and electronic systems. The common stock of Cadence Design Systems, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-15867 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ON Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

ON Semiconductor Corporation provides semiconductor solutions that enable customers to efficiently convert, control, and sense electrical power in electronic systems. Its products include power management devices, analog components, sensors, and connectivity solutions used primarily in automotive, industrial, and cloud power applications. The common stock of ON Semiconductor Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39317 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long P Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Everpure, Inc. provides data storage solutions that enable organizations to store, manage, and access digital information using flash-based hardware, software, and subscription services. The common stock of Everpure, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-37570 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long NTAP Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

NetApp, Inc. provides enterprise data storage, data management, and cloud services that enable organizations to store, protect, and manage data across on-premises and cloud environments. Its offerings include all-flash and hybrid storage systems, cloud storage solutions, and software platforms designed to support enterprise applications, artificial intelligence, and cloud workloads. The common stock of NetApp, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-27130 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long AAOI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Applied Optoelectronics, Inc. designs, manufactures, and sells fiber-optic networking products used in data center, telecommunications, and cable television networks. Its products include optical transceivers, lasers, and related components that enable high-speed data transmission over fiber optic networks. The common stock of Applied Optoelectronics, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-36083 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long AI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

C3.ai, Inc. provides enterprise artificial intelligence (“AI”) software that enables organizations to develop, deploy, and operate AI applications at scale. The common stock of AI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39744 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long KTOS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Kratos Defense & Security Solutions, Inc. provides technology, products, systems, and software for defense, national security, and commercial customers, including certain governments. Its offerings include unmanned aerial systems, satellite communications, microwave electronics, missile and propulsion technologies, and cybersecurity solutions. The common stock of Kratos Defense & Security Solutions, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-34460 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long CPNG Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the consumer discretionary distribution and retail industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Coupang, Inc. operates a technology-driven e-commerce platform that provides retail, marketplace, delivery, and related services to customers, primarily in South Korea. Its offerings include owned inventory retail, third-party marketplace services, food delivery, and other consumer services supported by its integrated logistics and fulfillment network. The common stock of Coupang, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40115 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long HL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the materials industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Hecla Mining Company is a precious metals mining company engaged in the exploration, development, and production of silver, gold, lead, and zinc deposits, primarily in the United States and Canada. The common stock of Hecla Mining Company is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-8491 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long AMKR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Amkor Technology, Inc. provides outsourced semiconductor packaging and test services that enable semiconductor companies to deliver integrated circuits for use in electronic devices. Its services include packaging, assembly, and testing solutions that protect semiconductor chips and enable their functionality in applications such as automotive, communications, consumer electronics, and computing. The common stock of Amkor Technology, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-29472 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long FORM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

FormFactor, Inc. designs, manufactures, and sells semiconductor test and measurement products used to verify the performance of integrated circuits and wafers during semiconductor development and production. Its products include probe cards, wafer probe systems, and cryogenic test and measurement solutions used by semiconductor manufacturers and research organizations. The common stock of FormFactor, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-50307 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long AMAT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Applied Materials, Inc. provides manufacturing equipment, services, and software used to produce semiconductor chips, displays, and related electronic devices. Its products include semiconductor fabrication equipment and process technologies that enable customers to manufacture integrated circuits and other electronic components used in computing, communications, automotive, and consumer electronics. The common stock of Applied Materials, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-06920 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ENTG Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Entegris, Inc. provides advanced materials, components, and process solutions used in the manufacturing of semiconductors and other high-technology products. Its offerings include specialty chemicals, filtration systems, wafer handling products, and contamination control solutions that help semiconductor manufacturers improve yield, performance, and reliability. The common stock of Entegris, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-32598 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long APD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the materials industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Air Products and Chemicals, Inc. provides industrial gases, related equipment, and services to customers in industries including manufacturing, energy, chemicals, electronics, and healthcare. Its products include atmospheric gases such as oxygen, nitrogen, and argon, as well as specialty gases used in semiconductor manufacturing, refining, and chemical processing. The common stock of Air Products and Chemicals, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-04534 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ETN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Eaton Corp plc provides power management solutions that help customers efficiently manage electrical power. Its products include electrical components and systems, aerospace systems, vehicle components, and industrial power solutions used across markets including utilities, industrial, commercial, aerospace, and data center applications. The common stock of Eaton Corp plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-54863 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long LEU Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the energy industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Centrus Energy Corporation supplies nuclear fuel and related services to the nuclear power industry. Its offerings include the supply of low-enriched uranium and advanced nuclear fuel products, as well as services related to uranium enrichment and fuel cycle management. The common stock of Centrus Energy Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-14287 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long VSAT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Viasat, Inc. provides satellite communications services and equipment that enable broadband connectivity for consumer, commercial, government, and mobility customers. Its offerings include satellite broadband services, networking equipment, and secure communications solutions used in aviation, maritime, defense, and enterprise applications. The common stock of Viasat, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-21767 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long FPS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Forgent Power Solutions, Inc. designs, manufactures, and supplies electrical distribution equipment used in data centers, power grids, and energy-intensive industrial facilities. Its products include transformers, switchgear, power distribution units, and integrated powertrain solutions that enable the reliable transmission and management of electricity for critical infrastructure. The common stock of Forgent Power Solutions, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-43102 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.